UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive.
Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
April 30, 2018

TICKER ENSBX

Ensemble Fund (Unaudited)

PERFORMANCE INFORMATION

April 30, 2018 NAV $12.53

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018

		Since
	1 Year(A)	Inception(A)
Ensemble Fund	14.44%	12.08%
S&P 500® Index (B)	13.27%	11.98%

Annual Fund Operating Expense Ratio (from 2/28/2018 Prospectus): 1.00%

The Fund’s expense ratio for the six month period ended April 30, 2018 can be found in the financial highlights included within this report.

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Ensemble Fund commenced operations on November 2, 2015.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

For a commentary on the Fund’s calendar quarter performance visit the Fund’s website at www.ensemblefund.com.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-785-8165. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2018 Semi-Annual Report 1

Ensemble Fund (Unaudited)

                                                             Ensemble Fund
                                          by Sectors (as a percentage of Net Assets)
                                                                   April 30, 2018

                                 * Net Cash represents cash and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines

Ensemble Capital Management, LLC, the Fund’s investment adviser (“Adviser”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.ensemblefund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-800-785-8165). This information is also available on the SEC’s website at http://www.sec.gov.

2018 Semi-Annual Report 2

Expense Example
(Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on November 1, 2017 and held through April 30, 2018.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.” The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or the charges assessed by Mutual Shareholder Services, LLC as described above and expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	November 1, 2017
	November 1, 2017	April 30, 2018	to April 30, 2018

Actual	$1,000.00	$1,049.03	$5.08

Hypothetical	$1,000.00	$1,019.84	$5.01
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2018 Semi-Annual Report 3

Ensemble Fund
		Schedule of Investments
		April 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Part & Auxiliary Equipment, NEC
2,870	TransDigm Group Incorporated	$920,036	4.33%
Banks
15,030	First Republic Bank	1,395,836	6.57%
Electronic Computers
5,150	Apple Inc.	851,089	4.01%
Hospital & Medical Service Plans
7,720	Trupanion, Inc. *	202,882	0.96%
Industrial Instruments for Measurement, Display and Control
17,950	Sensata Technologies Holding plc * (United Kingdom)	910,424	4.29%
Motor Vehicles & Passenger Car Bodies
7,830	Ferrari N.V. (Italy)	960,584	4.52%
Pharmaceutical Preparations
31,490	Prestige Brands Holdings, Inc. *	927,066	4.37%
Retail - Jewelry Stores
2,280	Tiffany & Co.	234,452	1.10%
Retail - Women's Clothing Stores
26,330	L Brands, Inc.	919,180	4.33%
Rubber & Plastics Footwear
13,260	NIKE, Inc.	906,851	4.27%
Semiconductors & Related Devices
2,935	Broadcom Inc.	673,348	3.17%
Security Brokers, Dealers & Flotation Companies
19,520	The Charles Schwab Corporation	1,086,874	5.12%
Services - Business Services, NEC
360	Booking Holdings Inc. *	784,080
13,320	Broadridge Financial Solutions, Inc.	1,428,037
8,100	MasterCard Incorporated - Class A	1,443,987
		3,656,104	17.21%
Services - Computer Processing & Data Preparation
6,270	Verisk Analytics, Inc. - Class A *	667,441	3.14%
Services - Computer Programming, Data Processing, Etc.
684	Alphabet Inc. - Class A *	696,709	3.28%
Services - Engineering, Accounting, Research, Management
25,390	Paychex, Inc.	1,537,872	7.24%
Services - Prepackaged Software
22,010	Oracle Corporation	1,005,197	4.73%
Services - Video Tape Rental
3,415	Netflix, Inc. *	1,067,051	5.02%
Title Insurance
19,560	First American Financial Corporation	999,712	4.71%
Trucking (No Local)
15,210	Landstar System, Inc.	1,546,097	7.28%
Total for Common Stocks (Cost - $18,339,217)		21,164,805	99.65%
Total Investment Securities		21,164,805
Other Assets in Excess of Liabilities		73,711	0.35%
Net Assets		$21,238,516	100.00%

* Non-Income Producing Security. The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 4

Ensemble Fund

Statement of Assets and Liabilities (Unaudited)
April 30, 2018

Assets:
Investment Securities at Fair Value	$21,164,805
(Cost - $18,339,217)
Cash	77,213
Receivable for Securities Sold	123,462
Dividend Receivable	13,937
Total Assets	21,379,417
Liabilities:
Payable to Adviser (Note 4)	17,453
Payable for Securities Purchased	123,415
Payable for Shareholder Redemptions	33
Total Liabilities	140,901
Net Assets	$21,238,516

Net Assets Consist of:
Paid In Capital	$18,044,603
Accumulated Undistributed Net Investment Income (Loss)	26,363
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	341,962
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	2,825,588
Net Assets, for 1,694,800 Shares Outstanding	$21,238,516
(Unlimited shares authorized)
Net Asset Value, Offering Price and Redemption Price Per Share
($21,238,516/1,694,800 shares)	$12.53

Statement of Operations (Unaudited)
For the six month period ended April 30, 2018

Investment Income:
Dividends (Net of foreign withholding tax of $2,822)	$126,790
Total Investment Income	126,790
Expenses:
Management Fees (Note 4)	100,427
Total Expenses	100,427

Net Investment Income (Loss)	26,363

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	355,219
Net Change in Unrealized Appreciation (Depreciation) on Investments	496,070
Net Realized and Unrealized Gain (Loss) on Investments	851,289

Net Increase (Decrease) in Net Assets from Operations	$877,652

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 5

Ensemble Fund

Statements of Changes in Net Assets	(Unaudited)
	11/1/2017	11/1/2016
	to	to
	4/30/2018	10/31/2017
From Operations:
Net Investment Income (Loss)	$26,363	$45,667
Net Realized Gain (Loss) on Investments	355,219	780,089
Net Change in Unrealized Appreciation (Depreciation) on Investments	496,070	1,792,600
Net Increase (Decrease) in Net Assets from Operations	877,652	2,618,356
From Distributions to Shareholders:
Net Investment Income	(41,361)	(57,807)
Net Realized Gain on Investments	(775,569)	(91,076)
Change in Net Assets from Distributions	(816,930)	(148,883)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,453,966	7,357,002
Proceeds From Redemption Fees (Note 2)	8	59
Shares Issued on Reinvestment of Dividends	816,930	148,883
Cost of Shares Redeemed	(1,313,889)	(601,611)
Net Increase (Decrease) from Shareholder Activity	2,957,015	6,904,333

Net Increase (Decrease) in Net Assets	3,017,737	9,373,806

Net Assets at Beginning of Period	18,220,779	8,846,973
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income (Loss) of $26,363 and $41,361, respectively)	$21,238,516	$18,220,779

Share Transactions:
Issued	272,969	656,699
Reinvested	65,145	13,747
Redeemed	(102,904)	(53,338)
Net Increase (Decrease) in Shares	235,210	617,108
Shares Outstanding Beginning of Period	1,459,590	842,482
Shares Outstanding End of Period	1,694,800	1,459,590

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	11/1/2017		11/1/2016		11/2/2015*
	to		to		to
	4/30/2018		10/31/2017		10/31/2016
Net Asset Value -
Beginning of Period	$12.48		$10.50		$10.00
Net Investment Income (Loss) (a)	0.02		0.04		0.09
Net Gain (Loss) on Securities
(Realized and Unrealized)	0.59		2.10		0.41
Total from Investment Operations	0.61		2.14		0.50
Distributions (From Net Investment Income)	(0.03)		(0.06)		-
Distributions (From Realized Capital Gains)	(0.53)		(0.10)		-
Total Distributions	(0.56)		(0.16)		-
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-
Net Asset Value -
End of Period	$12.53		$12.48		$10.50
Total Return (b)	4.90%	**	20.62%		5.00%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$21,239		$18,221		$8,847
Ratio of Expenses to Average Net Assets	1.00%	***	1.00%		1.00%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.26%	***	0.33%		0.92%	***
Portfolio Turnover Rate	20.39%	**	41.81%		31.91%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 6

NOTES TO THE FINANCIAL STATEMENTS
ENSEMBLE FUND
April 30, 2018
(Unaudited)

1.) ORGANIZATION
The Ensemble Fund (the “Fund”) was organized as a non-diversified series of PFS Funds (the “Trust”) on September 23, 2015 and commenced operations on November 2, 2015. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of April 30, 2018, there were eight series authorized by the Trust. The Fund’s objective is to seek long-term capital appreciation. The investment adviser to the Fund is Ensemble Capital Management, LLC (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”)(normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share. Prior to February 28, 2018, the Fund was subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended April 30, 2018, proceeds from redemption fees were $8.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s initial tax return. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended April 30, 2018, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2018 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. The differences between book and tax basis are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER
The Fund records security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices in active markets included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

2018 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks (including ADRs)	$21,164,805	$0	$0	$21,164,805
Total	$21,164,805	$0	$0	$21,164,805

The Fund did not hold any Level 3 assets during the six month period ended April 30, 2018. There were no transfers into or out of the levels during the six month period ended April 30, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the six month period ended April 30, 2018.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment, and executive personnel necessary for managing the Fund and pays the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, fees and expenses of acquired funds, fees pursuant to Rule 12b-1 distribution plans, and extraordinary or non-recurring expenses. For its services the Adviser receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

As a result of the above calculation, for the six month period ended April 30, 2018, the Adviser earned management fees totaling $100,427. At April 30, 2018, the Fund owed $17,453 to the Adviser.

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser.

The Trustees who are not interested persons of the Fund were each paid $750, for a total of $2,250, in Trustees’ fees for the six month period ended April 30, 2018 by the Adviser.

2018 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

6.) PURCHASES AND SALES OF SECURITIES
For the six month period ended April 30, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $7,352,515 and $4,023,003, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2018, Charles Schwab & Co., Inc., for the benefit of its customers, held, in aggregate, 88.11% of the shares in the Fund. The Trust does not know whether any underlying accounts of Charles Schwab & Co., Inc. owned or controlled 25% or more of the voting securities of the Fund.

8.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at April 30, 2018 was $18,339,217. At April 30, 2018, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$4,007,551	($1,181,963)	$2,825,588

As of April 30, 2018, there were no differences between book basis and tax basis unrealized appreciation.

The tax character of distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	April 30, 2018	October 31, 2017
Ordinary Income	$ 357,042	$ 148,883
Long-term Capital Gain	459,888	0
	$ 816,930	$ 148,883

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2018 Semi-Annual Report 10

Investment Adviser
Ensemble Capital Management, LLC

Legal Counsel
Practus, LLP

Custodian
US Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the Ensemble
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Ensemble Fund www.ensemblefund.com 1-800-785-8165

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 6/22/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 6/22/18

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 6/22/18